Interests in Joint Ventures - Schedule of Financial Information in Respect of Joint Venture (Details) - Joint ventures [Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Apr. 30, 2023	Oct. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Total assets	$ 215,425	$ 196,343
Total liabilities	(226,698)	(210,067)
Net liabilities	$ (11,273)	$ (13,724)
Proportion of the Group’s ownership	51.00%	51.00%
Group’s share of net assets of joint ventures	$ (5,749)	$ (6,999)
Due from joint ventures	30,346	23,774
Interests in joint ventures	24,597	16,775
Cash and cash equivalents	16,009	4,117
Amounts due to shareholders	(57,914)	(46,415)
Bank borrowings	(162,257)	(157,818)
Revenue	6,100	20,162
Loss for the period	(792)	(2,678)
Other comprehensive expense for the period	739	227
Total comprehensive income for the period	$ (53)	$ (2,451)